Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
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Financial assets and liabilities
Note 9. Financial assets and liabilities
9.1 Accounting principles
IFRS 9 comprises three phases: classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. Cellectis was not affected by the new classification required by the standard to determine the way financial assets are recognized and measured.
Financial assets
Under IFRS 9, Cellectis holds either:

•	financial assets measured at amortized cost or;

•	financial assets measured at fair value through profit or loss.
Non-current financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.
Current financial assets correspond to restricted cash.
Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A provision for expected credit losses for trade and other receivables is recognized if their recoverable amount is less than their carrying amount. Cellectis trade and other receivables are impaired according to the expected loss model.
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.
Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.
Financial liabilities
Financial liabilities include trade and other payables, finance leases, State Guaranteed loan « PGE » and a tenant improvement loan related to our headquarters in New-York.
We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.
We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.
Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.
Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
9.2 Detail of financial assets and liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2021	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	6,524	6,524	6,524
Trade receivables	—	20,361	20,361	20,361
Subsidies receivables	—	9,268	9,268	9,268
Current financial assets	—	499	499	499
Cash and cash equivalents	185,636	—	185,636	185,636

Total financial assets	185,636	36,652	222,288	222,288

Financial liabilities
Non-current lease debts	—	71,526	71,526	71,526
Non-current financial liabilities	—	20,030	20,030	20,030
Current lease debts	—	8,329	8,329	8,329
Current financial liabilities	—	2,354	2,354	2,354
Trade payables	—	23,762	23,762	23,762
Other current liabilities	—	13,731	13,731	13,731

Total financial liabilities	—	139,731	139,731	139,731

	Accounting category
2022	Fair value through profit and loss	Amortized cost	Book value on the statement of financial position	Fair Value

	$ in thousands
Financial assets
Non-current financial assets	—	8,791	8,791	8,791
Trade receivables	—	772	772	772
Subsidies receivables	—	14,496	14,496	14,496
Current financial assets	—	7,907	7,907	7,907
Cash and cash equivalents	89,789	—	89,789	89,789

Total financial assets	89,789	31,967	121,756	121,756

Financial liabilities	—
Non-current lease debts	—	49,358	49,358	49,358
Non-current financial liabilities	—	20,531	20,531	20,531
Current lease debts	—	7,872	7,872	7,872
Current financial liabilities	—	5,088	5,088	5,088
Trade payables	—	21,456	21,456	21,456
Other current liabilities	—	13,179	13,179	13,179

Total financial liabilities	—	117,484	117,484	117,484

Entity-wide disclosures:
In 2022, approximately $0.7 million of our non-current financial assets related to France, while approximately $8.1 million related to the United States.
In 2021, approximately $1 million of our non-current financial assets relate to France, while approximately $6 million relate to the United States.
In 2020, approximately $1 million of our non-current financial assets related to France, while approximately $6 million related to the United States.

9.3. Financial risks management
We have exposure to the following risks arising from financial instruments:
Foreign exchange risk
A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (primarily agreements entered into by Calyxt, our agreements with Allogene Therapeutics, Inc. and Cytovia Therapeutics, Inc.).
As of December 31, 2021, 57% of our cash and cash equivalents were denominated in US dollars. As of December 31, 2022, 59% of our cash and cash equivalents were denominated in US dollars.
As of December 31, 2021 and 2022, we did not hold derivative financial instruments to hedge foreign currency exchange risks.
Liquidity risk
As of December 31, 2022, our financial debt (which excludes Calyxt) primarily consists of lease debts for $
57.2
 million, a loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the“PGE”) for $
18.5

million (interests included), the Research Tax Credit financing with BPI for $
5.8

million and a $
1.3

million loan to finance leasehold improvements at our location in New-York.
We have incurred losses and cumulative negative cash flows from operations since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years. As of December 31, 2022, we held $89.8 million in cash and cash equivalents.
On December 28, 2022, Cellectis announced that it has entered into a €40 million credit facility agreement with the European Investment Bank (“EIB”). The €40 million facility is divided into three tranches: €20 million for the first tranche (“Tranche A”), €15 million for the second tranche (“Tranche B”) and €5 million for the third tranche (“Tranche C”). The disbursement of each tranche, including the first disbursement of Tranche A, is subject to certain conditions which, as of the date of this press release, remain to be satisfied. The three tranches will be available within 36 months following the signature of the Finance Contract. The credit will carry a decreasing fixed payment-in-kind (PIK) interest rate per tranche, with 8% for Tranche A, 7% for Tranche B and 6% for Tranche C, and with a maturity of six years for each tranche. Such PIK interest shall be capitalized annually, payable at maturity and added to the outstanding principal amount of the credit and therefore bear interest. Related warrants of tranche A are expected to be issued in the first quarter of 2023. Related warrants of tranche B are expected to be issued in the second or third quarter of 2023.
As of December 31, 2022, Cellectis, excluding Calyxt, had cash and cash equivalents of $89.8 million. Based on the current operating plan and financial projections, we believe our cash and cash equivalents, together with current financial assets, cash flow from operations (including payments we expect to receive pursuant to our strategic licensing agreements), government funding of research programs, and our borrowing of €35.0 million under Tranche A and B of the €40.0 million finance contract (the “Finance Contract”) that we entered into with the European Investment Bank, or EIB, on December 28, 2022, will be sufficient to fund Cellectis’ Therapeutics’ operations into the third quarter of 2024.
Interest rate risk
We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.
Credit risk
Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument default on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables and cash equivalents.

Our policy is to manage our risk by dealing with third parties with good credit standards.